SCOPE OF CONSOLIDATION - Investment in Associates and Joint Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Basis Of Consolidation [Abstract]
Joint ventures	$ 6,184	$ 5,611
Associates	3,895	3,109
Individually immaterial joint ventures and associates	1,341	1,358
Total	$ 11,420	$ 10,078
Threshold aggregate of individually immaterial joint ventures and associates (in percent)	20.00%	20.00%
Threshold carrying amount of individually immaterial joint ventures and associates	$ 150	$ 150